Note 21 - Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Americas	EMEA	Asia Pacific	Investment Management	Corporate	Consolidated

2018
Lease brokerage	$648,815	$139,685	$115,447	$-	$-	$903,947
Sales brokerage	441,934	168,796	170,154	-	-	780,884
Property management	228,550	84,861	135,921	-	-	449,332
Valuation and advisory	148,721	112,180	62,133	-	-	323,034
Project management	109,699	107,149	32,230	-	-	249,078
Investment management	-	-	-	74,978	-	74,978
Other	18,465	10,567	12,475	1,043	1,624	44,174
Total Revenue	$1,596,184	$623,238	$528,360	$76,021	$1,624	$2,825,427

2017 (note 23)
Lease brokerage	$549,721	$116,171	$103,334	$-	$-	$769,226
Sales brokerage	402,801	137,959	182,690	-	-	723,450
Property management	208,880	43,440	126,424	-	-	378,744
Valuation and advisory	131,250	98,094	56,945	-	-	286,289
Project management	99,849	110,817	17,093	-	-	227,759
Investment management	-	-	-	12,647	-	12,647
Other	16,912	8,466	9,717	7	1,983	37,085
Total Revenue	$1,409,413	$514,947	$496,203	$12,654	$1,983	$2,435,200